Disclosure of Capital Risk Management (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing borrowings, net of deferred financing costs		$ 6,920		$ 5,461
Cash and cash equivalents	$ (861)	(861)	$ (1,592)	(2,471)	$ (2,676)		$ (1,239)
Restricted cash and cash equivalents		(16)		(15)
Net debt		6,043		2,975
Total equity	$ 1,562	1,929	$ 2,729	4,446	$ 4,409	$ 4,562	$ 4,538
Total capital		$ 7,972		$ 7,421
Gearing ratio		75.80%		40.10%